Property, Plant and Equipment, Net (Schedule of Composition of Depreciation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation and amortization included in gross profit	$ 67,272	$ 85,640
Depreciation and amortization charged to selling, general and administrative expenses	5,143	7,797
Depreciation and amortization from continuing operations	$ 72,415	$ 93,437	$ 90,939